Development Grant (Details Narrative) - Canada-Israel Research and Development Foundation [Member]	Jun. 07, 2012 CAD ($)
Grant repayable percentage	2.50%
CAD [Member]
Funds for developement activities	$ 225,000
Maximum [Member] | CAD [Member]
Funds for developement activities	$ 300,000